UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2012

Check here if Amendment:	[X]; Amendment Number:	1
  This Amendment (Check only one.)  [X] is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Fairview Capital Investment Management, LLC
Address:	300 Drakes Landing Road, Suite 250
		Greenbrae, CA  94904

Form 13F File Number:	028-06786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Marcia Nakamura
Title:	Compliance Officer
Phone:	415-464-4640

Signature, Place and Date of Signing:

	/s/	Marcia Nakamura	Greenbrae, CA			January 29, 2013

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

___	13F 	NOTICE.

___	13F COMBINATION REPORT.

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		42

Form 13F Information Table Value Total:		$447,276 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      400     6533 SH       Sole                     6533
ALLIANCE BERNSTEIN HOLDING LP  COM              01881g106     8977   575050 SH       Sole                   575050
AMERICAN TOWER REIT INC        COM              03027X100     8895   141144 SH       Sole                   130957             10187
APPLE COMPUTER INC             COM              037833100      929     1550 SH       Sole                     1550
BANK OF HAWAII                 COM              062540109      242     5000 SH       Sole                     5000
CATERPILLAR                    COM              149123101      770     7230 SH       Sole                     7230
CHENIERE ENERGY INC            COM              16411R208    12733   850000 SH       Sole                   850000
CHEVRON CORP                   COM              166764100    14048   131030 SH       Sole                   123930              7100
CINTAS CORP                    COM              172908105    13923   355900 SH       Sole                   334500             21400
CROWN CASTLE INTL CORP         COM              228227104    17108   320742 SH       Sole                   306807             13935
DISCOVERY COMMUNICATIONS INC   COM              25470f302    17150   365835 SH       Sole                   365835
DISCOVERY HOLDING COMPANY      COM              25470F104     2829    55905 SH       Sole                    44005             11900
ELECTR FOR IMAGING INC         COM              286082102    12204   734289 SH       Sole                   677989             56300
EXXON MOBIL CORP               COM              30231G102    15142   174585 SH       Sole                   165485              9100
FLUOR CORP                     COM              343412102     7763   129300 SH       Sole                   122700              6600
GENERAL ELEC CO                COM              369604103    14246   709826 SH       Sole                   668726             41100
INTEL CORP                     COM              458140100    13324   473925 SH       Sole                   446325             27600
JOHNSON & JOHNSON              COM              478160104    17007   257832 SH       Sole                   243782             14050
LAMAR ADVERTISING CO-CL A      COM              512815101    19710   608150 SH       Sole                   593350             14800
LIBERTY GLOBAL INC             COM              530555101     8499   169700 SH       Sole                   169700
LIBERTY GLOBAL SERIES C        COM              530555309    10484   218911 SH       Sole                   203211             15700
LIBERTY MEDIA INTERACTIVE A    COM              53071m104    27287  1429361 SH       Sole                  1378358             51003
LPL FINANCIAL HOLDINGS INC     COM              50212V100    25585   674350 SH       Sole                   662050             12300
MAC-GRAY CORP CMN              COM              554153106     6476   428030 SH       Sole                   428030
MAGELLAN MIDSTREAM PARTNERS    COM              559080106    18157   250989 SH       Sole                   250989
MICROSOFT CORP                 COM              594918104      746    23125 SH       Sole                    23125
NATIONAL CINEMEDIA INC         COM              635309107    25756  1683423 SH       Sole                  1625523             57900
NESTLE S A ADRS                COM              641069406      205     3259 SH       Sole                     3259
NORTHERN TRUST CORP            COM              665859104     9110   192000 SH       Sole                   175800             16200
PROCTER & GAMBLE               COM              742718109    12022   178879 SH       Sole                   169679              9200
SEASPAN CORP                   COM              Y75638109    23464  1353166 SH       Sole                  1322996             30170
SYSCO CORP                     COM              871829107    16235   543713 SH       Sole                   512013             31700
TELEFLEX INC                   COM              879369106    11114   181750 SH       Sole                   170050             11700
TRAILER BRIDGE INC CMN         COM              892782103       58   372283 SH       Sole                   372283
UNITED PARCEL SERVICE          COM              911312106    16104   199500 SH       Sole                   186700             12800
WAL-MART STORES INC            COM              931142103    16663   272278 SH       Sole                   264778              7500
WELLS FARGO & CO NEW           COM              949746101      409    11986 SH       Sole                    11986
ALERIAN MLP ETF                ETF              00162Q866     2611   156900 SH       Sole                   120000             36900
SCHWAB EMERGING MARKET ETF     ETF              808524706      541    21000 SH       Sole                    21000
SCHWAB INTL EQUITY ETF         ETF              808524805      664    25500 SH       Sole                    25500
VANGUARD FTSE EMERGING MKT ETF ETF              922042858     8509   195750 SH       Sole                   181250             14500
VANGUARD EUROPE PACIFIC ETF    ETF              921943858     9176   269650 SH       Sole                   257850             11800